UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21636
                                                    -----------

              First Trust/Aberdeen Global Opportunity Income Fund
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2013
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2014

                              First Trust/Aberdeen
                               Global Opportunity
                                  Income Fund
                                     (FAM)

ABERDEEN

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014

Shareholder Letter...........................................................  1
At a Glance..................................................................  2
Portfolio Commentary.........................................................  3
Portfolio of Investments.....................................................  8
Schedule of Forward Foreign Currency Contracts............................... 16
Statement of Assets and Liabilities.......................................... 17
Statement of Operations...................................................... 18
Statements of Changes in Net Assets.......................................... 19
Statement of Cash Flows...................................................... 20
Financial Highlights......................................................... 21
Notes to Financial Statements................................................ 22
Additional Information....................................................... 28


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Aberdeen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2014


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust/Aberdeen Global Opportunity Income Fund (the "Fund").

As a shareholder, twice a year you receive a detailed report about your investment, including portfolio commentary from the Fund's management team, a performance analysis and a market and Fund outlook. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

As you are probably aware, the six months covered by this report saw both challenging economic and political issues in the U.S. and world markets. However, the period was still positive for the markets overall. In fact, the S&P 500 Index, as measured on a total return basis, rose 7.14% during the six months ended June 30, 2014. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors as they work toward their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.


Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
"AT A GLANCE"
AS OF JUNE 30, 2014 (UNAUDITED)


------------------------------------------------------------------------
FUND STATISTICS
------------------------------------------------------------------------
Symbol on New York Stock Exchange                                  FAM
Common Share Price                                              $14.68
Common Share Net Asset Value ("NAV")                            $15.86
Premium (Discount) to NAV                                        (7.44)%
Net Assets Applicable to Common Shares                    $276,075,403
Current Monthly Distribution per Common Share (1)               $0.110
Current Annualized Distribution per Common Share                $1.320
Current Distribution Rate on Closing Common Share Price (2)       8.99%
Current Distribution Rate on NAV (2)                              8.32%
------------------------------------------------------------------------


----------------------------------------------------
COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
----------------------------------------------------
            Common Share Price     NAV
6/13             $15.43          $16.01
                  14.86           15.75
                  15.32           15.88
                  15.32           16.15
7/13              15.36           16.06
                  14.84           15.75
                  14.59           15.88
                  14.38           15.66
                  14.07           15.43
8/13              13.94           15.26
                  13.80           15.21
                  13.89           15.42
                  14.10           15.88
9/13              14.44           15.74
                  14.19           15.70
                  14.22           15.80
                  14.47           16.04
10/13             14.65           16.10
                  14.63           15.72
                  14.15           15.52
                  14.25           15.55
                  14.09           15.49
11/13             14.05           15.43
                  13.79           15.26
                  13.59           15.33
                  14.05           15.33
12/13             14.16           15.29
                  13.81           15.17
                  14.09           15.27
                  14.20           15.24
                  14.04           15.06
1/14              13.88           14.88
                  13.94           14.98
                  13.92           15.04
                  13.72           15.04
2/14              14.02           15.18
                  13.55           15.09
                  13.71           15.08
                  13.60           15.05
3/14              13.93           15.34
                  13.90           15.29
                  14.01           15.47
                  14.17           15.43
4/14              14.19           15.38
                  14.23           15.44
                  14.27           15.63
                  14.42           15.67
                  14.46           15.68
5/14              14.48           15.76
                  14.29           15.74
                  14.48           15.73
                  14.39           15.74
                  14.71           15.86
6/14              14.68           15.86
----------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Average Annual Total Return
                                                                                           -----------------------------------------
                                                6 Months Ended          1 Year Ended         5 Years Ended   Inception (11/23/2004)
                                                  6/30/2014              6/30/2014             6/30/2014          to 6/30/2014
FUND PERFORMANCE (3)
NAV                                                 8.76%                  9.88%                11.24%               8.16%
Market Value                                        9.77%                  5.53%                12.12%               6.78%

INDEX PERFORMANCE
Blended Benchmark(4)                                6.53%                  8.70%                 7.04%               6.75%
Barclays Global Emerging Markets Index              7.10%                 10.95%                10.62%               8.59%
Barclays Global Aggregate Index                     4.94%                  7.39%                 4.60%               4.43%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------
                                                   % OF TOTAL
TOP 10 HOLDINGS                                    INVESTMENTS
--------------------------------------------------------------
Brazil Notas Do Tesouro Nacional, Series F, 10.00%,
   01/01/17                                            6.9%
New Zealand Government Bond, 6.00%, 12/15/17           4.9
Asian Development Bank, 5.50%, 02/15/16                4.8
Province of Manitoba, Canada, 6.38%, 09/01/15          3.7
Treasury Corp. of Victoria, 6.00%, 10/17/22            3.0
Mexican Bonos, 8.50%, 11/18/38                         2.9
Province of Ontario, Canada, 6.25%, 06/16/15           2.7
Italy Buoni Poliennali Del Tesoro, 9.00%, 11/01/23     2.7
Australia Government Bond, 6.00%, 02/15/17             2.7
South Africa Government Bond, 10.50%, 12/21/26         2.3
--------------------------------------------------------------
                                       Total          36.6%
                                                     ======

---------------------------------------------------------
                                             % OF TOTAL
CREDIT QUALITY(6)                            INVESTMENTS
---------------------------------------------------------
AAA                                            20.4%
AA+                                             4.9
AA                                              4.6
A                                               6.5
A-                                              2.8
BBB+                                           16.8
BBB                                             9.3
BBB-                                            6.8
BB+                                             3.0
BB                                              4.1
BB-                                             5.3
B+                                              5.6
B                                               6.7
B-                                              1.3
CCC                                             0.4
NR                                              1.5
---------------------------------------------------------
                                    Total     100.0%
                                              ======

---------------------------------------------------------
                                             % OF TOTAL
TOP 10 COUNTRIES(5)                          INVESTMENTS
---------------------------------------------------------
Brazil                                          9.1%
Canada                                          9.0
Australia                                       7.8
Mexico                                          6.3
New Zealand                                     4.9
Multinational                                   4.8
Turkey                                          4.4
Italy                                           4.3
South Africa                                    4.0
Venezuela                                       3.1
---------------------------------------------------------
                                    Total      57.7%
                                              ======


---------------------------------------------------------
                                             % OF TOTAL
INDUSTRY CLASSIFICATION                      INVESTMENTS
---------------------------------------------------------
Sovereigns                                     65.6%
Regional and Local Governments                 11.6
Supranationals                                  4.8
Banking                                         3.1
Exploration & Production                        2.5
Integrated Oils                                 2.2
Industrial Other                                1.5
Government Development Banks                    0.9
Real Estate                                     0.9
Government Agencies                             0.9
Financial Services                              0.8
Consumer Services                               0.7
Wireless Telecom Services                       0.7
Food & Beverage                                 0.7
Chemicals                                       0.5
Wireline Telecom Services                       0.5
Construction Materials                          0.4
Utilities                                       0.4
Pipeline                                        0.4
Railroad                                        0.3
Metals & Mining                                 0.2
Consumer Finance                                0.2
Home Improvement                                0.2
---------------------------------------------------------
                                    Total     100.0%
                                              ======

(1) Most recent distribution paid or declared through 6/30/14. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 6/30/14. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) Blended benchmark consists of the following: Citigroup World Government Bond Index (40.0%); JPMorgan Emerging Markets Bond Index - Global Diversified (30.0%); JPMorgan Global Bond Index - Emerging Markets Diversified (30.0%).

(5) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the sub-advisor.

(6) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014


                                  SUB-ADVISOR

Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor"), an SEC-registered investment advisor, is a wholly-owned subsidiary of Aberdeen Asset Management PLC ("Aberdeen Group"). Aberdeen Group is a publicly-traded international investment management group listed on the London Stock Exchange, managing assets for both institutional and retail clients from offices around the world.

                           PORTFOLIO MANAGEMENT TEAM

Investment decisions for the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") are made by Aberdeen using a team approach and not by any one individual. By making team decisions, Aberdeen seeks to ensure that the investment process results in consistent returns across all portfolios with similar objectives. Aberdeen does not employ separate research analysts. Instead, Aberdeen's investment managers combine analysis with portfolio management. Each member of the team has sector and portfolio responsibilities such as day-to-day monitoring of liquidity. The overall result of this matrix approach is a high degree of cross-coverage, leading to a deeper understanding of the securities in which Aberdeen invests. Below are the members of the team with significant responsibility for the day-to-day management of the Fund's portfolio.


JOZSEF SZABO                                        EDWIN GUTIERREZ
Head of Global Macro                                Senior Investment Manager, Emerging Market Debt

BRETT DIMENT                                        MAX WOLMAN
Head of Emerging Market and Sovereign Debt          Senior Investment Manager, Emerging Market Debt

KEVIN DALY                                          JAMES ATHEY
Senior Investment Manager, Emerging Market Debt     Investment Manager, Global Macro



                                   COMMENTARY

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

The primary investment objective of the Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund pursues its investment objectives by investing in the world bond markets through a diversified portfolio of investment-grade and below-investment grade government and corporate debt securities. There can be no assurance that the Fund's investment objectives will be achieved, and the Fund may not be appropriate for all investors.

FUND RECAP

The Fund had a net asset value ("NAV") total return(1) of 8.76% and a market value total return of 9.77% for the six months ended June 30, 2014, compared to the blended benchmark(2) total return of 6.53% over the same period. In addition to this blended benchmark, the Fund currently uses other indexes for comparative purposes. The total returns for the six months ended June 30, 2014, for these indexes were as follows: the Barclays Global Emerging Markets Index was 7.10% and the Barclays Global Aggregate Index was 4.94%.

-----------------------------
1 Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

2 Blended benchmark consists of the following: Citigroup World Government Bond Index (40.0%); J.P. Morgan Emerging Markets Bond Index - Global Diversified (30.0%); J.P. Morgan Global Bond Index - Emerging Markets Diversified (30.0%).

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

           First Trust/Aberdeen Global Opportunity Income Fund (FAM)
                               Semi-Annual Report
                                 June 30, 2014


EMERGING MARKET FIXED COMMENTARY
MARKET RECAP

Emerging market debt performance was strong over the six-month period with both hard and local currency debt posting gains. Over the period, the J.P. Morgan Emerging Markets Bond Index - Global Diversified Index gained 8.66% and its spread narrowed 16 basis points to +269 over U.S. Treasuries. The J.P. Morgan Global Bond Index - Emerging Markets Diversified Index increased by 6.31% over the period.

In hard currency debt, all regions posted positive returns with Latin America performing particularly strongly. Venezuela was the strongest performing country over the period, followed by Argentina and Honduras. No countries posted hard currency losses over the period. In local currency debt, all regions posted positive returns led by Latin America. Brazil was the strongest-performing country followed by Turkey and Nigeria. Russia and Chile were the only countries to post losses over the period.

The health of the U.S. economy and Federal Reserve (Fed) communications dominated investor focus throughout much of the period. A decision was made by the Federal Open Market Committee (FOMC) in December 2013 to start the much anticipated tapering process in January 2014, via a $10 billion reduction in total purchases. The asset purchase program was reduced further by U.S. $10 billion in February, March, April and June, leaving $35 billion of purchases per month. Tapering initially weighed on emerging market sentiment in January; however, sentiment rebounded in February thanks to some positive central bank policy-making and the market realization that certain idiosyncratic events did not imply wider negative contagion. It appeared that economic events from the United States were not the key drivers of returns, but the market rewarded pragmatic measures by the emerging market central banks.

Emerging market debt continued to post gains throughout the remainder of the period as investors generally focused on the yield differential between emerging markets and the developed world, rather than events in Russia and Ukraine. The main themes which were the focus of investors last year, including the "Fragile Five" (Brazil, Indonesia, India, Turkey and South Africa and their economies) and external vulnerabilities, were no longer so important at the end of period given the clear improvement that has been seen in many countries' external fundamentals.

Mexico unveiled further reform measures in December 2013, as the Senate approved political and electoral reform, while the Mexican Federal Congress passed its energy reform bill. Standard & Poor's upgraded Mexico's credit rating by one notch to BBB+, citing the energy reform bill as a "watershed moment" for the country. Furthermore, it is hoped that the approval of a new financial reform act will accelerate the pace of lending in the second half of the year.

Ukraine's failure to sign an Association Agreement or a Deep and Comprehensive Free Trade Agreement with the European Union (and instead turn to Russia for direct support) resulted in the resignation of Ukrainian Prime Minister Azarov at the end of January. In February, after a violent weekend in which at least 21 protesters were killed, President Yanukovich was released from his position by the parliament and an early election was called for May 25.

A referendum took place in March in which 96% of Crimea's voters chose to join Russia rather than stay in Ukraine. In the same month, the Ukrainian government was given vital breathing space as a two-year International Monetary Fund (IMF) program worth up to $18 billion was agreed to as part of wider international funding, with the potential to reach $27 billion. A $17 billion aid package was approved by the IMF board for Ukraine at the end of May, while the Presidential election was won by billionaire businessman Petro Poroshenko in the same month.

The de-escalation between Russia and Ukraine continued in June as ceasefires were declared in the eastern Ukrainian cities of Donetsk and Luhansk. Ukraine signed an Association Agreement and Deep and Comprehensive Free Trade Agreement with the European Union in the same month. With this move, Ukraine has rejected the opportunity to join the Russia-led Eurasian Union, which counts Kazakhstan and Belarus as members.

News flow in Argentina was mixed in June, as the U.S. Supreme Court denied the Argentine government a hearing in its case against holdout creditors. The original judgment by the U.S. district court ruled that Argentina should pay holdouts $1.33 billion in principal and interest payments. This move increased the risk of a technical default solely on its bonds issued under New York law, but further reports later in the month that the government was willing to negotiate with those creditors who did not participate in the two debt exchanges in 2005 and 2010 caused a significant rebound in asset prices. The Argentine government has deposited more than $1 billion in an escrow account which confirms its willingness to pay the next bond coupon of $900 million (which is due June 30, 2014 and has a 30-day grace period). It is likely that the Argentine government will continue to negotiate a settlement, however the probability of a deal being done this year has been reduced.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

           First Trust/Aberdeen Global Opportunity Income Fund (FAM)
                               Semi-Annual Report
                                 June 30, 2014


PORTFOLIO ANALYSIS

The emerging market debt portion of the Fund outperformed the emerging market debt portion of its blended benchmark in both hard currency and local bonds. Currency and stock selection effects both negatively impacted performance, while asset allocation effects were a positive contributor. In hard currency debt, overweight exposure to Mexico, Brazil, Honduras and Venezuela were all positive contributors, while underweights in Ukraine, Turkey and Hungary detracted from the Fund, as did positioning in Argentina. In local currencies, an underweight position in Poland was the key contributor over the period, while overweights in Mexico and Brazil were also positive. On the other side, an underweight in Russia detracted from the Fund, while off-benchmark positions in Serbia and Uruguay also were negative contributors.

During the period, the Fund participated in the new 30-year U.S. dollar bond from Romania and added some duration to the Fund by purchasing the long-end bonds of Uruguay. Toward the end of the period, the Fund sold out of its Ukraine position on fears that the bonds were not pricing in a potential escalation in its Russian dispute. We also reduced the Fund's Russian holdings and initiated a switch from Serbia to Croatia on valuation grounds. We increased the Fund's positioning in Venezuela and initiated a position in Argentina local-law U.S. dollar bonds. The Fund also participated in the new 10-year bonds from Zambia, Kenya and Ecuador and a new 30-year bond from the Dominican Republic. In local currencies, we introduced a position in Peru, while selling out of the Fund's Russian local bond holdings. We also switched a portion of the Fund's Mexico exposure to inflation-linked bonds. In currencies, we initiated a position in Argentine peso, while adding to the Indian rupee exposure on weakness. We also added a position in the South African rand and Indonesian rupiah and cut the Fund's Polish zloty exposure. Over the first half of 2014, currency hedging had a negative impact on the performance of the Fund.

An important factor impacting the return of the Fund relative to its benchmarks was the Fund's use of financial leverage through the use of bank borrowings. The Fund uses leverage because its managers believe that, over time, leverage provides opportunities for additional income and total return for common shareholders. However, the use of leverage can also expose common shareholders to additional volatility. For example, if the prices of securities held by the Fund decline, the negative impact of the evaluation changes on Common Share NAV and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance Common Share returns during periods when the prices of securities held by the Fund generally are rising. Unlike the Fund, the Barclays Global Emerging Markets Index, Barclays Global Aggregate Index and the components of the blended benchmark are not leveraged. Leverage had a positive impact on the performance of the Fund over this reporting period.

MARKET AND FUND OUTLOOK

New and forthcoming issuance from the smaller countries in the emerging markets universe (such as Kenya, Ecuador, Jamaica and The Democratic Republic of the Congo) has shown the strength of demand for the asset class, which is not expected to diminish in the short-term amid the on-going search for yield. While the market has performed well in 2014, there is still significant interest in credits with solid fundamentals but a good yield pickup compared to their peers. Although changes to monetary policy in the U.S. will continue to have an impact on emerging market spreads, the easing bias that other developed world central banks have taken should mean, in our opinion, that the continued bid for emerging market assets will continue.

DEVELOPED MARKET COMMENTARY
MARKET RECAP

Having reached a two-year high of 3% at the turn of the year, a combination of disappointing data and continued dovishness from the Fed saw U.S. 10-year Treasury yields fall over the course of the first half of 2014, finishing the period at approximately 2.5%. While the weather was widely blamed for the extremely disappointing suite of data from the first quarter, given the consensus nature of many short positions in the market, this explanation was not sufficient to prevent the market rallying and with the rise of geo-political concerns out of the Middle East and Eastern Europe as well, it left a lot of investors scrambling to cover long-held shorts as yields simply refused to rise significantly.

New Fed Chair Janet Yellen, as widely anticipated, continued to espouse the dovish message favored by her predecessor and the result was that solid jobs growth alone is no longer seen as a sufficient condition for higher policy rates. Ms. Yellen feels that the price stability half of the FOMC's mandate is being missed and that monetary policy can (and will act to) correct this, and thus, until inflation becomes a problem, she is prepared to keep the Fed's foot on the accelerator.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014


In the Eurozone, the monetary policy problems being faced were far more stark - namely the spectre of deflation. With Eurozone price indices showing a worrying trend of low and falling inflation, the European Central Bank (ECB) was forced to act and to act decisively. After many months of attempting to manage expectations and the currency through communication alone at the June meeting, enough was enough and President Draghi announced a number of measures aimed at providing sufficient stimulus to drive price inflation back toward the ECB target of 2%. The ECB cut both main rates by 10bps, taking the deposit rate into negative territory. It also announced the end of sterilization of bonds purchased under the Securities and Markets Programme (SMP) and announced a further four year targeted long-term refinancing operation (TLTRO). The combination of the end of sterilisation (a monetary action designed to offset the effect of foreign exchange intervention) and the new TLTRO could be worth north of 1 trillion Euro of additional liquidity into the Eurosystem. However, conditionality around the TLTRO does leave some room for banks to use the cash for a further carry trade (sell core Eurozone sovereign bonds in favour of peripheral sovereign bonds) rather than lend to the real economy as desired by the ECB. The aggression of the move, however, was sufficient to see all Euro-denominated assets perform in the aftermath with yields on 10-year German sovereign bonds falling by around 80bps over the period.

The UK was most certainly the outlier among the G7 nations during the first half of 2014, with incoming data showing a rapidly expanding economy and significant addition of workers. While Bank of England (BoE) Governor Carney attempted to talk down the recovery, at times the sheer volume of positive data and the magnitude of that data caused him to change tack on numerous occasions and by the end of the period rate rises were widely being anticipated within 6 months. Communication from the Monetary Policy Committee (MPC) suggests that at least several of the Committee members share a similar view. This had the result of seeing shorter-maturity bonds in the UK underperforming the curve and cross market and saw Sterling rise consistently against most major currencies, returning around 3% versus both the Euro and the U.S. dollar.

In Japan the story continues to be focused on the actions and prospective actions of the Bank of Japan (BoJ). It continues to buy bonds through a Quantitative Easing program similar to the ones previously used by the Fed and the BoE; however, expectations of further stimulus were ultimately dampened by Governor Kuroda in spite of some less-than-convincing data during this period. The result was that Japanese Government bond yields did fall slightly; however, the Japanese Yen strengthened somewhat, reflecting lower expectations of future policy easing.

In Australia and New Zealand, the stories were in stark contrast to one another. In Australia jobs data showed a further decline in employment through the period. This, coupled with an announcement of a tighter fiscal budget from the new Conservative government, were taken as worrying signs by a market that had been expecting strong growth and potential monetary tightening. The result was a strong rally with 3-year yields falling around 40bp over the period, but 10-year yields falling 70bps. Just over the Tasmin Sea, the on-going rebuilding of the city of Christchurch following the devastating 2011 earthquake, has provided the economic stimulus that was required and the economy has been able to reap the rewards over the first half of 2014. GDP growth is running well above the Reserve Bank of New Zealand's (RBNZ) estimation of its potential output (2.8%) and as a result, it tightened its policy rate by 75bps between January and June. This saw the New Zealand dollar become the best performing currency over the period as it returned 6.84% versus the U.S. dollar. While this currency strength is seen as a significant headwind for the New Zealand economy, the RBNZ does not appear, for now, likely to change course.

PERFORMANCE ANALYSIS

The developed market portion of the Fund outperformed, with a return of 8.60% versus 5.00% for the developed market portion of the blended benchmark. The portfolio's investments continued to be concentrated in Australia, New Zealand, Canada and the UK relative to underweight positions in Europe, the U.S. and Japan.

The main positive contributions to performance came from the underweights in U.S. and Euro assets and currency, as well as the overweight in Australia. The underweight in Japanese government bonds also contributed positively; however, this was tempered somewhat by the appreciation of the Japanese Yen, which was a drag given its underweight position. The overweight in New Zealand produced a positive currency return; however, given the rise in New Zealand yields, the overweight in bonds was a drag on performance. Net of the two, however, the allocation to New Zealand benefitted the Fund's performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

           First Trust/Aberdeen Global Opportunity Income Fund (FAM)
                               Semi-Annual Report
                                 June 30, 2014


MARKET AND FUND OUTLOOK

We believe it is increasingly likely that a material bond market sell off is unlikely without the participation of the U.S. Treasury market and this is increasingly unlikely, without the widespread expectation of imminent action from the FOMC. Therefore, the importance of jobs data is waning relative to the inflation data - this reflects the idea that the Fed is worried about killing a nascent recovery and so would rather, given the depth of the economic contraction, have to fight inflation when it appears rather than try to predict when it might appear and thus set policy pre-emptively.

All of this means that the front-end of yield curves carry an increased importance and for now, volatility remains very low. In our opinion, this makes higher-yielding currencies and bond markets more desirable in the interim.

We continue to favor higher-yielding bonds and currencies and, where possible, will concentrate those investments in economies we feel will underperform and/or longer maturity bonds which are less sensitive to prospective monetary policy tightening.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                                        STATED       STATED        VALUE
   CURRENCY)                             DESCRIPTION                              COUPON      MATURITY    (US DOLLARS)
---------------  ------------------------------------------------------------  ------------   --------   --------------
FOREIGN SOVEREIGN BONDS AND NOTES - 105.2%

                 ARGENTINA - 1.6%
      4,940,000  Argentina Bonar Bonds (USD).................................     7.00%       04/17/17   $    4,567,492
                                                                                                         --------------
                 ARMENIA - 1.4%
      3,450,000  Republic of Armenia (USD) (b)...............................     6.00%       09/30/20        3,657,000
        250,000  Republic of Armenia (USD)...................................     6.00%       09/30/20          265,000
                                                                                                         --------------
                                                                                                              3,922,000
                                                                                                         --------------
                 AUSTRALIA - 10.3%
      9,400,000  Australia Government Bond (AUD).............................     6.00%       02/15/17        9,621,545
      8,100,000  Queensland Treasury Corp. (AUD).............................     6.00%       10/14/15        7,969,044
      9,800,000  Treasury Corp. of Victoria (AUD)............................     6.00%       10/17/22       10,765,228
                                                                                                         --------------
                                                                                                             28,355,817
                                                                                                         --------------
                 BELGIUM - 2.5%
      4,135,000  Belgium Government Bond (EUR) (b)...........................     4.25%       09/28/21        6,916,774
                                                                                                         --------------
                 BRAZIL - 9.9%
      1,200,000  Banco Nacional de Desenvolvimento
                    Economico e Social (USD) (b).............................     5.75%       09/26/23        1,291,140
     56,734,000  Brazil Notas do Tesouro Nacional, Series F (BRL)............    10.00%       01/01/17       24,881,435
      3,200,000  Brazil Notas do Tesouro Nacional, Series F (BRL)............    10.00%       01/01/23        1,299,762
                                                                                                         --------------
                                                                                                             27,472,337
                                                                                                         --------------
                 CANADA - 10.9%
      5,000,000  Canadian Government Bond (CAD)..............................     8.00%       06/01/23        6,939,928
     15,000,000  Province of Manitoba, Canada (NZD)..........................     6.38%       09/01/15       13,387,809
     10,965,000  Province of Ontario, Canada (NZD)...........................     6.25%       06/16/15        9,792,566
                                                                                                         --------------
                                                                                                             30,120,303
                                                                                                         --------------
                 COLOMBIA - 3.5%
  3,122,000,000  Colombia Government International Bond (COP)................     7.75%       04/14/21        1,931,899
  1,440,000,000  Colombia Government International Bond (COP)................     4.38%       03/21/23          705,849
 10,080,000,000  Colombia Government International Bond (COP)................     9.85%       06/28/27        7,055,731
                                                                                                         --------------
                                                                                                              9,693,479
                                                                                                         --------------
                 COSTA RICA - 0.4%
      1,200,000  Costa Rica Government International Bond (USD)..............     4.25%       01/26/23        1,158,000
                                                                                                         --------------
                 CROATIA - 3.1%
      4,520,000  Croatia Government International Bond (USD).................     6.63%       07/14/20        5,073,700
      3,159,000  Croatia Government International Bond (USD).................     6.00%       01/26/24        3,403,823
                                                                                                         --------------
                                                                                                              8,477,523
                                                                                                         --------------
                 DOMINICAN REPUBLIC - 0.6%
        700,000  Dominican Republic International Bond (USD).................     7.50%       05/06/21          802,550
        800,000  Dominican Republic International Bond (USD) (b).............     7.45%       04/30/44          857,600
                                                                                                         --------------
                                                                                                              1,660,150
                                                                                                         --------------
                 ECUADOR - 0.2%
        595,000  Ecuador Government International Bond (USD) (b).............     7.95%       06/20/24          614,933
                                                                                                         --------------
                 GABON - 0.5%
      1,250,000  Gabonese Republic (USD) (b).................................     6.38%       12/12/24        1,371,675
                                                                                                         --------------


Page 8                     See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                                        STATED       STATED        VALUE
   CURRENCY)                             DESCRIPTION                              COUPON      MATURITY    (US DOLLARS)
---------------  ------------------------------------------------------------  ------------   --------   --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 GEORGIA - 0.5%
      1,300,000  Georgian Oil and Gas Corp. JSC (USD) (b)....................     6.88%       05/16/17   $    1,379,040
                                                                                                         --------------
                 GERMANY - 1.2%
      3,650,000  KfW (CAD)...................................................     4.95%       10/14/14        3,456,364
                                                                                                         --------------
                 HONDURAS - 0.9%
      2,360,000  Honduras Government International Bond (USD) (b)............     7.50%       03/15/24        2,466,200
                                                                                                         --------------
                 INDONESIA - 2.6%
      1,750,000  Indonesia Government International Bond (USD) (b)...........     5.88%       01/15/24        1,935,937
 17,100,000,000  Indonesia Treasury Bond (IDR)...............................    10.00%       07/15/17        1,540,196
 16,000,000,000  Indonesia Treasury Bond (IDR)...............................     7.00%       05/15/27        1,194,394
  8,500,000,000  Indonesia Treasury Bond (IDR)...............................     6.13%       05/15/28          568,615
 18,670,000,000  Indonesia Treasury Bond (IDR)...............................    10.50%       08/15/30        1,825,200
                                                                                                         --------------
                                                                                                              7,064,342
                                                                                                         --------------
                 IRAQ - 0.3%
      1,060,000  Republic of Iraq (USD)......................................     5.80%       01/15/28          961,950
                                                                                                         --------------
                 ITALY - 5.6%
      4,650,000  Italy Buoni Poliennali Del Tesoro (EUR).....................     9.00%       11/01/23        9,747,617
      2,900,000  Italy Buoni Poliennali Del Tesoro (EUR).....................     7.25%       11/01/26        5,644,346
                                                                                                         --------------
                                                                                                             15,391,963
                                                                                                         --------------
                 IVORY COAST - 0.3%
        850,000  Ivory Coast Government International Bond (USD).............     5.75%       12/31/32          829,813
                                                                                                         --------------
                 KENYA - 0.4%
        950,000  Kenya Government International Bond (USD) (b)...............     6.88%       06/24/24          989,900
                                                                                                         --------------
                 MEXICO - 5.5%
     13,850,000  Mexican Bonos (MXN).........................................    10.00%       11/20/36        1,488,752
    111,250,000  Mexican Bonos (MXN).........................................     8.50%       11/18/38       10,494,193
      1,745,100  Mexican Udibonos (MXN)......................................     4.50%       11/22/35          836,131
      1,890,000  Mexico Government International Bond (USD)..................     6.05%       01/11/40        2,300,130
                                                                                                         --------------
                                                                                                             15,119,206
                                                                                                         --------------
                 MONGOLIA - 1.5%
      3,040,000  Development Bank of Mongolia LLC (USD)......................     5.75%       03/21/17        2,948,800
      1,500,000  Mongolia Government International Bond (USD)................     5.13%       12/05/22        1,320,000
                                                                                                         --------------
                                                                                                              4,268,800
                                                                                                         --------------
                 NEW ZEALAND - 6.5%
     19,150,000  New Zealand Government Bond (NZD)...........................     6.00%       12/15/17       17,853,652
                                                                                                         --------------
                 NIGERIA - 1.7%
    698,000,000  Nigeria Government Bond (NGN)...............................    15.10%       04/27/17        4,672,167
                                                                                                         --------------
                 PERU - 2.7%
      7,250,000  Peru Government Bond (PEN)..................................     7.84%       08/12/20        2,981,891
     11,325,000  Peruvian Government International Bond (PEN)................     6.95%       08/12/31        4,360,560
                                                                                                         --------------
                                                                                                              7,342,451
                                                                                                         --------------


                    See Notes to Financial Statements                     Page 9

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                                        STATED       STATED        VALUE
   CURRENCY)                             DESCRIPTION                              COUPON      MATURITY    (US DOLLARS)
---------------  ------------------------------------------------------------  ------------   --------   --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 POLAND - 3.9%
     16,890,000  Poland Government Bond (PLN)................................     4.00%       10/25/23   $    5,805,223
     12,590,000  Poland Government Bond (PLN)................................     5.75%       04/25/29        5,104,155
                                                                                                         --------------
                                                                                                             10,909,378
                                                                                                         --------------
                 ROMANIA - 2.6%
      3,690,000  Romanian Government International Bond (USD)................     6.75%       02/07/22        4,418,775
      2,350,000  Romanian Government International Bond (USD) (b)............     6.13%       01/22/44        2,676,298
                                                                                                         --------------
                                                                                                              7,095,073
                                                                                                         --------------
                 RWANDA - 0.9%
        510,000  Rwanda International Government Bond (USD) (b)..............     6.63%       05/02/23          532,848
      1,900,000  Rwanda International Government Bond (USD)..................     6.63%       05/02/23        1,985,120
                                                                                                         --------------
                                                                                                              2,517,968
                                                                                                         --------------
                 SERBIA - 2.7%
      1,520,000  Republic of Serbia (USD)....................................     5.25%       11/21/17        1,592,200
    122,500,000  Serbia Treasury Bills (RSD).................................      (c)        01/29/15        1,386,709
    229,400,000  Serbia Treasury Bills (RSD).................................      (c)        02/26/15        2,581,888
    160,000,000  Serbia Treasury Bonds (RSD).................................    10.00%       01/10/15        1,914,872
                                                                                                         --------------
                                                                                                              7,475,669
                                                                                                         --------------
                 SOUTH AFRICA - 5.2%
      1,800,000  Eskom Holdings SOC Ltd. (USD) (b)...........................     6.75%       08/06/23        1,917,000
     76,800,000  South Africa Government Bond (ZAR)..........................    10.50%       12/21/26        8,432,221
     46,500,000  South Africa Government Bond (ZAR)..........................     8.00%       01/31/30        4,077,877
                                                                                                         --------------
                                                                                                             14,427,098
                                                                                                         --------------
                 SPAIN - 2.0%
      3,300,000  Spain Government Bond (EUR) (b).............................     5.15%       10/31/44        5,454,602
                                                                                                         --------------
                 TANZANIA - 1.0%
      2,600,000  Tanzania Government International Bond (USD) (d)............     6.33%       03/09/20        2,782,000
                                                                                                         --------------
                 TURKEY - 5.0%
     16,100,000  Turkey Government Bond (TRY)................................     9.00%       01/27/16        7,713,348
      6,600,000  Turkey Government Bond (TRY)................................     6.30%       02/14/18        2,936,137
      4,750,505  Turkey Government Bond,
                    Inflation Adjusted Bond (TRY) (e)........................     3.00%       02/23/22        2,110,576
      1,000,000  Turkey Government International Bond (USD)..................     6.25%       09/26/22        1,129,300
                                                                                                         --------------
                                                                                                             13,889,361
                                                                                                         --------------
                 UNITED ARAB EMIRATES - 1.3%
      2,840,000  Emirate of Dubai Government
                    International Bonds (USD)................................     7.75%       10/05/20        3,574,140
                                                                                                         --------------
                 UNITED KINGDOM - 1.6%
      2,170,000  United Kingdom Gilt (GBP)...................................     4.25%       12/07/49        4,384,431
                                                                                                         --------------
                 URUGUAY - 2.1%
        655,000  Uruguay Government International Bond (USD).................     7.63%       03/21/36          882,613


Page 10                    See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                                        STATED       STATED        VALUE
   CURRENCY)                             DESCRIPTION                              COUPON      MATURITY    (US DOLLARS)
---------------  ------------------------------------------------------------  ------------   --------   --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 URUGUAY (CONTINUED)
     95,733,472  Uruguay Government International Bond,
                    Inflation Adjusted Bond (UYU) (e)........................     5.00%        09/14/18  $    4,491,756
      6,332,776  Uruguay Government International Bond,
                    Inflation Adjusted Bond (UYU) (e)........................     4.25%        04/05/27         298,731
                                                                                                         --------------
                                                                                                              5,673,100
                                                                                                         --------------
                 VENEZUELA - 1.9%
      1,342,500  Venezuela Government International Bond (USD)...............     5.75%        02/26/16       1,274,704
      3,750,000  Venezuela Government International Bond (USD)...............    12.75%        08/23/22       3,871,875
                                                                                                         --------------
                                                                                                              5,146,579
                                                                                                         --------------
                 ZAMBIA - 0.4%
      1,010,000  Zambia Government International Bond (USD) (b)..............     8.50%        04/14/24       1,120,519
                                                                                                         --------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES.................................................   290,576,249
                 (Cost $277,721,057)                                                                     --------------

FOREIGN CORPORATE BONDS AND NOTES (f) - 25.9%

                 BANGLADESH - 0.4%
      1,000,000  Banglalink Digital Communications Ltd. (USD) (b)............     8.63%       05/06/19        1,065,000
                                                                                                         --------------
                 BRAZIL - 1.9%
        940,000  Caixa Economica Federal (USD) (b)...........................     4.50%       10/03/18          967,025
      1,030,000  JBS Investments GmbH (USD) (b)..............................     7.75%       10/28/20        1,107,250
      1,550,000  OAS Financial Ltd. (USD) (b) (g)............................     8.88%         (h)           1,541,785
        460,000  OAS Investments GmbH (USD) (b)..............................     8.25%       10/19/19          477,250
      1,200,000  Petrobras Global Finance B.V. (USD).........................     4.88%       03/17/20        1,235,520
                                                                                                         --------------
                                                                                                              5,328,830
                                                                                                         --------------
                 CANADA - 0.8%
      2,350,000  Uranium One Investments, Inc. (USD) (b).....................     6.25%       12/13/18        2,308,875
                                                                                                         --------------
                 CHINA - 0.2%
        550,000  CIFI Holdings Group Co., Ltd. (USD).........................    12.25%       04/15/18          610,500
                                                                                                         --------------
                 COLOMBIA - 0.4%
      1,000,000  Pacific Rubiales Energy Corp. (USD) (b).....................     5.38%       01/26/19        1,045,000
                                                                                                         --------------
                 DOMINICAN REPUBLIC - 0.5%
      1,350,000  AES Andres Dominicana, Ltd. / Itabo
                    Dominicana, Ltd. (USD)...................................     9.50%       11/12/20        1,468,125
                                                                                                         --------------
                 EL SALVADOR - 0.4%
        921,000  Telemovil Finance Co., Ltd. (USD)...........................     8.00%       10/01/17          971,655
                                                                                                         --------------
                 GUATEMALA - 0.8%
        580,000  Comcel Trust (USD) (b)......................................     6.88%       02/06/24          627,850
      1,550,000  Industrial Subordinated Trust (USD).........................     8.25%       07/27/21        1,697,250
                                                                                                         --------------
                                                                                                              2,325,100
                                                                                                         --------------
                 HONG KONG - 0.2%
         500,000 MIE Holdings Corp. (USD) (b)................................     7.50%       04/25/19          529,550
                                                                                                         --------------


                  See Notes to Financial Statements                      Page 11

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                                        STATED       STATED        VALUE
   CURRENCY)                             DESCRIPTION                              COUPON      MATURITY    (US DOLLARS)
---------------  ------------------------------------------------------------  ------------   --------   --------------
FOREIGN CORPORATE BONDS AND NOTES (f) (CONTINUED)

                 INDIA - 0.2%
        600,000  Bharti Airtel International Netherlands B.V. (USD) (b)......     5.13%       03/11/23   $      617,670

                 INDONESIA - 0.8%
      1,600,000  Pertamina Persero PT (USD) (b)..............................     4.30%       05/20/23        1,513,040
        822,000  Pertamina Persero PT (USD)..................................     6.00%       05/03/42          770,625
                                                                                                         --------------
                                                                                                              2,283,665
                                                                                                         --------------
                 KAZAKHSTAN - 1.5%
      1,000,000  Kazakhstan Temir Zholy Finance B.V. (USD) (b)...............     6.95%       07/10/42        1,097,500
      1,350,000  KazMunayGas National Co JSC (USD)...........................     5.75%       04/30/43        1,302,750
      1,500,000  Zhaikmunai LLP (USD) (b)....................................     7.13%       11/13/19        1,638,750
                                                                                                         --------------
                                                                                                              4,039,000
                                                                                                         --------------
                 MEXICO - 2.8%
        600,000  Alfa SAB de CV (USD) (b)....................................     5.25%       03/25/24          627,600
      1,400,000  BBVA Bancomer S.A. (USD) (b)................................     6.75%       09/30/22        1,606,500
        850,000  CEMEX Espana S.A. (USD).....................................     9.88%       04/30/19          979,625
        460,000  Cemex Finance, LLC (USD) (b)................................     9.38%       10/12/22          543,375
        770,000  Empresas ICA SAB de CV (USD) (b)............................     8.88%       05/29/24          794,794
      2,400,000  Offshore Drilling Holding S.A. (USD) (b)....................     8.38%       09/20/20        2,670,000
        400,000  Petroleos Mexicanos (USD) (b)...............................     6.38%       01/23/45          465,500
                                                                                                         --------------
                                                                                                              7,687,394
                                                                                                         --------------
                 MOZAMBIQUE - 0.9%
      2,550,000  EMATUM Via Mozambique EMATUM
                    Finance 2020 B.V. (USD)..................................     6.31%       09/11/20        2,588,250
                                                                                                         --------------
                 MULTINATIONAL - 6.3%
     17,600,000  Asian Development Bank (AUD)................................     5.50%       02/15/16       17,312,334
                                                                                                         --------------
                 NIGERIA - 0.7%
      1,200,000  Diamond Bank PLC (USD) (b)..................................     8.75%       05/21/19        1,185,000
        650,000  Zenith Bank PLC (USD) (b)...................................     6.25%       04/22/19          649,220
                                                                                                         --------------
                                                                                                              1,834,220
                                                                                                         --------------
                 PARAGUAY - 0.8%
      1,900,000  Banco Regional SAECA (USD) (b)..............................     8.13%       01/24/19        2,099,500
                                                                                                         --------------
                 RUSSIA - 1.6%
        700,000  Alfa Bank OJSC Via Alfa Bond
                    Issuance PLC (USD).......................................     7.75%       04/28/21          763,875
        950,000  Evraz Group S.A. (USD) (b)..................................     6.50%       04/22/20          895,375
      1,200,000  Gazprom Neft OAO Via GPN Capital S.A. (USD) (b).............     6.00%       11/27/23        1,237,500
      1,500,000  VimpelCom Holdings B.V. (USD) (b)...........................     5.95%       02/13/23        1,490,625
                                                                                                         --------------
                                                                                                              4,387,375
                                                                                                         --------------
                 TURKEY - 0.7%
        750,000  Arcelik AS (USD) (b)........................................     5.00%       04/03/23          724,500
      1,100,000  Yasar Holdings S.A. via Willow No. 2 (USD)..................     9.63%       10/07/15        1,138,500
                                                                                                         --------------
                                                                                                              1,863,000
                                                                                                         --------------



Page 12                    See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                                        STATED       STATED        VALUE
   CURRENCY)                             DESCRIPTION                              COUPON      MATURITY    (US DOLLARS)
---------------  ------------------------------------------------------------  ------------   --------   --------------
FOREIGN CORPORATE BONDS AND NOTES (f) (CONTINUED)

                 UKRAINE - 0.5%
      1,400,000  MHP S.A. (USD)..............................................     8.25%       04/02/20   $    1,302,280
                                                                                                         --------------
                 UNITED ARAB EMIRATES - 1.0%
      2,270,000  Jafz Sukuk Ltd. (USD).......................................     7.00%       06/19/19        2,610,500
                                                                                                         --------------
                 UNITED KINGDOM - 0.3%
        900,000  Tullow Oil PLC (USD) (b)....................................     6.00%       11/01/20          938,250
                                                                                                         --------------
                 VENEZUELA - 2.2%
      3,870,000  Petroleos de Venezuela S.A. (USD)...........................     8.50%       11/02/17        3,629,286
      2,500,000  Petroleos de Venezuela S.A. (USD)...........................    12.75%       02/17/22        2,534,375
                                                                                                         --------------
                                                                                                              6,163,661
                                                                                                         --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES..............................................       71,379,734
                 (Cost $64,674,028)                                                                      --------------

                 TOTAL INVESTMENTS - 131.1%...........................................................      361,955,983
                 (Cost $342,395,085) (i)
                 OUTSTANDING LOANS - (35.8%)..........................................................     (98,905,655)
                 NET OTHER ASSETS AND LIABILITIES - 4.7%..............................................       13,025,075
                                                                                                         --------------
                 NET ASSETS - 100.0%..................................................................   $  276,075,403
                                                                                                         --------------



(a) All of the securities within the Portfolio of Investments are available to serve as collateral for the outstanding loans.

(b) This security, sold within the terms of a private placement memorandum, is exempt from regisunder Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Aberdeen Asset Management Inc., the Fund's investment Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At June 30, 2014, securities noted as such amounted to $63,645,750 or 23.05% of net assets.

(c)   Zero coupon bond.

(d) Floating rate security. The interest rate shown reflects the rate in effect at June 30, 2014.

(e) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(f) Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Fund's investment Sub-Advisor.

(g) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(h)   Perpetual maturity.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $31,465,986 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,905,088.


                   See Notes to Financial Statements                     Page 13

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


Currency Abbreviations:
             ARS Argentine Peso
             AUD Australian Dollar
             BRL Brazilian Real
             CAD Canadian Dollar
             COP Colombian Peso
             EUR Euro
             GBP British Pound Sterling
             IDR Indonesian Rupiah
             INR Indian Rupee
             MXN Mexican Peso
             NGN Nigerian Naira
             NZD New Zealand Dollar
             PEN Peruvian New Sol
             PLN Polish Zloty
             RSD Serbian Dinar
             TRY Turkish Lira
             USD United States Dollar
             UYU Uruguayan Peso
             ZAR South African Rand


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                ASSETS TABLE
                                                                                   LEVEL 2        LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                         6/30/2014        PRICES         INPUTS         INPUTS
-------------------------------------------------  ------------   ------------   ------------   ------------
Foreign Sovereign Bonds and Notes*...............  $290,576,249   $         --   $290,576,249   $         --
Foreign Corporate Bonds and Notes*...............    71,379,734             --     71,379,734             --
                                                   ------------   ------------   ------------   ------------
Total Investments................................   361,955,983             --    361,955,983             --
Forward Foreign Currency Contracts**.............       192,269             --        192,269             --
                                                   ------------   ------------   ------------   ------------
Total............................................  $362,148,252   $         --   $362,148,252   $         --
                                                   ============   ============   ============   ============

                                             LIABILITIES TABLE
                                                                                   LEVEL 2        LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    6/30/2014        PRICES         INPUTS         INPUTS
                                                   ------------   ------------   ------------   ------------
Forward Foreign Currency Contracts**.............  $ (1,271,753)  $         --   $ (1,271,753)  $         --
                                                   ============   ============   ============   ============

* See the Portfolio of Investments for country breakout.
** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


Page 14                    See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


--------------------------------------------------------
CURRENCY EXPOSURE                      % OF TOTAL
DIVERSIFICATION                       INVESTMENTS +
--------------------------------------------------------
USD                                       49.4%
EUR                                        7.0
NZD                                        5.8
AUD                                        5.7
BRL                                        3.7
MXN                                        3.6
ZAR                                        3.5
PLN                                        3.0
COP                                        2.7
CAD                                        2.2
TRY                                        2.0
PEN                                        2.0
INR                                        2.0
RSD                                        1.6
IDR                                        1.4
UYU                                        1.3
NGN                                        1.3
GBP                                        1.2
ARS                                        0.6
--------------------------------------------------------
                                Total    100.0%
                                         ======

+ The weightings include the impact of currency forwards.


                   See Notes to Financial Statements                     Page 15

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
JUNE 30, 2014 (UNAUDITED)

                                          FORWARD FOREIGN CURRENCY CONTRACTS
                             ------------------------------------------------------------
                                                                              PURCHASE          SALE          UNREALIZED
SETTLEMENT                         AMOUNT                 AMOUNT             VALUE AS OF     VALUE AS OF    APPRECIATION/
   DATE      COUNTERPARTY       PURCHASED (a)            SOLD (a)             6/30/2014       6/30/2014     (DEPRECIATION)
----------   ------------    -------------------    -------------------     -------------   -------------   --------------
08/05/14         CIT         ARS      19,232,000    USD       2,289,524     $   2,276,380   $ 2,289,524     $   (13,144)
07/16/14         UBS         EUR         453,000    USD         612,945           620,331       612,945           7,386
07/16/14          GS         GBP       1,818,000    USD       3,044,041         3,110,897     3,044,041          66,856
08/28/14         CIT         IDR  58,211,933,000    USD       4,926,952         4,854,764     4,926,952         (72,188)
08/28/14         CIT         INR     142,000,000    USD       2,337,449         2,327,532     2,337,449          (9,917)
08/28/14         JPM         INR     290,480,000    USD       4,908,830         4,761,278     4,908,830        (147,552)
07/16/14         CIT         PLN       2,943,000    USD         964,975           967,972       964,975           2,997
07/16/14         CIT         TRY         992,000    USD         458,474           466,619       458,474           8,145
07/16/14         CIT         ZAR      35,451,000    USD       3,411,190         3,323,710     3,411,190         (87,480)
07/16/14         BAR         USD      12,580,183    AUD      13,464,000        12,580,183    12,679,504         (99,321)
07/16/14          GS         USD      12,581,166    AUD      13,464,000        12,581,166    12,679,504         (98,338)
08/28/14         JPM         USD      12,861,690    BRL      29,297,000        12,861,690    13,032,797        (171,107)
07/16/14         CIT         USD       2,594,622    CAD       2,850,000         2,594,622     2,669,748         (75,126)
07/16/14          GS         USD       2,955,879    EUR       2,170,000         2,955,879     2,971,564         (15,685)
07/16/14         CIT         USD       3,039,660    GBP       1,818,000         3,039,660     3,110,897         (71,237)
08/28/14         CIT         USD       4,949,995    IDR  58,211,933,000         4,949,995     4,854,764          95,231
07/16/14         JPM         USD      10,064,667    NZD      11,675,000        10,064,667    10,205,814        (141,147)
07/16/14         UBS         USD      10,066,942    NZD      11,676,000        10,066,942    10,206,689        (139,747)
07/16/14         JPM         USD         957,291    PLN       2,943,000           957,291       967,972         (10,681)
07/16/14         JPM         USD       5,854,254    TRY      12,682,000         5,854,254     5,965,388        (111,134)
07/16/14         JPM         USD       2,359,093    ZAR      25,038,000         2,359,093     2,347,439          11,654
07/16/14         JPM         USD         968,323    ZAR      10,413,000           968,323       976,272          (7,949)
                                                                                                            -----------
Net Unrealized Appreciation (Depreciation)...............................................................   $(1,079,484)
                                                                                                            ===========

(a)  See Portfolio of Investments for currency descriptions.

See Note 2D - Offsetting on the Statement of Assets and Liabilities for a table that presents the forward foreign currency contracts' asset and liability amounts on a gross basis.

Counterparty Abbreviations:
     BAR   Barclays PLC
     CIT   Citibank, NA
     GS    Goldman Sachs
     JPM   JPMorgan Chase
     UBS   UBS


Page 16                    See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2014 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $342,395,085).........................................................................      $361,955,983
Cash...........................................................................................         7,176,765
Foreign currency (Cost $1,473,410).............................................................         1,484,869
Unrealized appreciation on forward foreign currency contracts..................................           192,269
Receivables:
     Interest..................................................................................         7,045,693
     Investment securities sold................................................................         1,011,605
Prepaid expenses...............................................................................            18,049
                                                                                                     ------------
     Total Assets..............................................................................       378,885,233
                                                                                                     ------------
LIABILITIES:
Outstanding loans..............................................................................        98,905,655
Unrealized depreciation on forward foreign currency contracts..................................         1,271,753
Payables:
     Investment securities purchased...........................................................         2,086,234
     Investment advisory fees..................................................................           306,122
     Custodian fees............................................................................           119,575
     Audit and tax fees........................................................................            33,599
     Interest and fees on loan.................................................................            32,156
     Administrative fees.......................................................................            31,911
     Printing fees.............................................................................             9,817
     Legal fees................................................................................             4,297
     Transfer agent fees.......................................................................             3,696
     Deferred Indonesian capital gains tax.....................................................             3,674
     Financial reporting fees..................................................................               771
     Trustees' fees and expenses...............................................................               570
                                                                                                     ------------
     Total Liabilities.........................................................................       102,809,830
                                                                                                     ------------
NET ASSETS.....................................................................................      $276,075,403
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $278,512,152
Par value......................................................................................           174,102
Accumulated net investment income (loss).......................................................       (16,684,529)
Accumulated net realized gain (loss) on investments, forward foreign currency contracts and
  foreign currency transactions................................................................        (5,460,085)
Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts
  and foreign currency translation.............................................................        19,533,763
                                                                                                     ------------
NET ASSETS.....................................................................................      $276,075,403
                                                                                                     ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...........................      $      15.86
                                                                                                     ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....        17,410,203
                                                                                                     ============


                   See Notes to Financial Statements                     Page 17

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)


INVESTMENT INCOME:
Interest (net of foreign withholding tax of $31,331)...........................................      $ 11,996,286
Other..........................................................................................            78,824
                                                                                                     ------------
     Total investment income...................................................................        12,075,110
                                                                                                     ------------
EXPENSES:
Investment advisory fees.......................................................................         1,814,309
Interest and fees on outstanding loans.........................................................           544,173
Custodian fees.................................................................................           213,292
Administrative fees............................................................................           167,131
Printing fees..................................................................................            41,207
Audit and tax fees.............................................................................            28,860
Transfer agent fees............................................................................            20,719
Legal fees.....................................................................................            11,226
Trustees' fees and expenses....................................................................            10,896
Financial reporting fees.......................................................................             4,625
Other..........................................................................................            19,874
                                                                                                     ------------
     Total expenses............................................................................         2,876,312
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         9,198,798
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments..................................................................................         3,534,079
  Forward foreign currency contracts...........................................................        (5,426,604)
  Foreign currency transactions................................................................          (322,500)
                                                                                                     ------------
Net realized gain (loss).......................................................................        (2,215,025)
                                                                                                     ------------
Net change in unrealized appreciation (depreciation) on:
  Investments..................................................................................        16,929,928
  Forward foreign currency contracts...........................................................        (2,612,595)
  Foreign currency translation.................................................................           280,467
Net change in deferred Indonesian capital gains tax............................................            (1,410)
                                                                                                     ------------
Net change in unrealized appreciation (depreciation)...........................................        14,596,390
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................        12,381,365
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $ 21,580,163
                                                                                                     ============


Page 18                     See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          SIX MONTHS
                                                                                            ENDED            YEAR
                                                                                          6/30/2014          ENDED
                                                                                         (UNAUDITED)      12/31/2013
                                                                                        --------------   -------------
OPERATIONS:
Net investment income (loss).......................................................     $    9,198,798   $  18,643,434
Net realized gain (loss)...........................................................         (2,215,025)      7,139,198
Net change in unrealized appreciation (depreciation)...............................         14,596,390     (51,686,833)
                                                                                        --------------   -------------
Net increase (decrease) in net assets resulting from operations....................         21,580,163     (25,904,201)
                                                                                        --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................        (12,187,142)    (18,786,928)
Net realized gain..................................................................                 --      (2,263,326)
Return of capital..................................................................                 --      (6,105,269)
                                                                                        --------------   -------------
Total distributions to shareholders................................................        (12,187,142)    (27,155,523)
                                                                                        --------------   -------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested.............................................                 --         171,859
                                                                                        --------------   -------------
Net increase (decrease) in net assets resulting from capital transactions..........                 --         171,859
                                                                                        --------------   -------------
Total increase (decrease) in net assets............................................          9,393,021     (52,887,865)

NET ASSETS:
Beginning of period................................................................        266,682,382     319,570,247
                                                                                        --------------   -------------
End of period......................................................................     $  276,075,403   $ 266,682,382
                                                                                        ==============   =============
Accumulated net investment income (loss) at end of period..........................     $  (16,684,529)  $ (13,696,185)
                                                                                        ==============   =============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................         17,410,203      17,400,622
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........                 --           9,581
                                                                                        --------------   -------------
Common Shares at end of period.....................................................         17,410,203      17,410,203
                                                                                        ==============   =============


                   See Notes to Financial Statements                     Page 19

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations................  $   21,580,163
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
     Purchases of investments..................................................    (111,663,990)
     Sales, maturities and paydowns of investments.............................     123,301,370
     Net amortization/accretion of premiums/discounts on investments...........         (38,373)
     Net realized gain/loss on investments.....................................      (3,534,079)
     Net realized gain/loss on foreign currency transactions (a)...............       3,742,350
     Net change in unrealized appreciation/depreciation on forward foreign
        currency contracts.....................................................       2,612,595
     Net change in unrealized appreciation/depreciation on investments.........     (16,929,928)
CHANGES IN ASSETS AND LIABILITIES:
     Increase in interest receivable...........................................        (769,565)
     Increase in prepaid expenses..............................................         (11,987)
     Increase in interest and fees on loans payable............................          23,770
     Decrease in investment advisory fees payable..............................          (4,175)
     Decrease in audit and tax fees payable....................................         (24,601)
     Decrease in legal fees payable............................................            (302)
     Decrease in printing fees payable.........................................         (13,315)
     Decrease in administrative fees payable...................................          (1,690)
     Decrease in custodian fees payable........................................        (175,248)
     Decrease in transfer agent fees payable...................................          (2,544)
     Increase in Trustees' fees and expenses payable...........................             570
     Increase in deferred Indonesian capital gains tax.........................           1,410
     Decrease in other liabilities.............................................            (220)
                                                                                 --------------

CASH PROVIDED BY OPERATING ACTIVITIES..........................................                    $   18,092,211
                                                                                                   --------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Distributions to Common Shareholders from net investment income...........     (12,187,142)
                                                                                 --------------

CASH USED IN FINANCING ACTIVITIES..............................................                       (12,187,142)
Effect of exchange rate changes on Euro Loan (b)...............................                           (60,365)
                                                                                                   --------------

Increase in cash and foreign currency (c)......................................                         5,844,704
Cash and foreign currency at beginning of period...............................                         2,816,930
                                                                                                   --------------

Cash and foreign currency at end of period.....................................                    $    8,661,634
                                                                                                   ==============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees..............................                    $      520,403
                                                                                                   ==============


-----------------------------
(a) This amount is a component of net realized gain (loss) on foreign currency transactions as shown on the Statement of Operations.

(b) This amount is a component of net change in unrealized appreciation (depreciation) on foreign currency translation as shown on the Statement of Operations.

(c) Includes net change in unrealized appreciation (depreciation) on foreign currency of $(19,250).


Page 20                   See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS
                                             ENDED           YEAR          YEAR          YEAR          YEAR          YEAR
                                           6/30/2014        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)     12/31/2013    12/31/2012    12/31/2011    12/31/2010    12/31/2008
                                          ------------   ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period...     $   15.32      $  18.37     $   16.94      $  17.80      $   16.58     $  12.69
                                            ---------      --------     ---------      --------      ---------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........          0.53          1.07          1.18          1.22           1.28         1.47
Net realized and unrealized gain (loss)          0.71         (2.56)         1.81         (0.52)          1.50         3.98
                                            ---------      --------     ---------      --------      ---------     --------
Total from investment operations.......          1.24         (1.49)         2.99          0.70           2.78         5.45
                                            ---------      --------     ---------      --------      ---------     --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..................         (0.70)        (1.08)        (1.32)        (1.55)         (1.56)       (0.68)
Net realized gain......................            --         (0.13)           --            --             --           --
Return of capital......................            --         (0.35)        (0.24)        (0.01)            --        (0.88)
                                            ---------      --------     ---------      --------      ---------     --------
Total distributions....................         (0.70)        (1.56)        (1.56)        (1.56)         (1.56)       (1.56)
                                            ---------      --------     ---------      --------      ---------     --------
Net asset value, end of period.........     $   15.86      $  15.32     $   18.37      $  16.94      $   17.80     $  16.58
                                            =========      ========     =========      ========      =========     ========
Market value, end of period............     $   14.68      $  14.05     $   17.85      $  15.76      $   17.36     $  16.03
                                            =========      ========     =========      ========      =========     ========
Total return based on net asset
   value (a)...........................          8.76%        (7.91)%       18.51%         4.37%         17.90%       47.48%
                                            =========      ========     =========      ========      =========     ========
Total return based on market
   value (a)...........................         9.77%        (13.13)%       23.85%        (0.44)%        18.93%       73.98%
                                            =========      ========     =========      ========      =========     ========
-----------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...     $ 276,075      $266,682     $ 319,570      $294,520      $ 309,342     $287,961
Ratio of total expenses to average
   net assets..........................          2.17% (b)     2.10%         2.09%         2.02%          2.13%        2.57%
Ratio of total expenses to average net
assets excluding interest expense and
   fees on loans.......................          1.76% (b)     1.72%         1.71%         1.63%          1.65%        1.77%
Ratio of net investment income (loss)
   to average net assets...............          6.95% (b)     6.41%         6.72%         6.94%          7.41%        9.90%
Portfolio turnover rate................            32%           56%           56%           52%           101%          72%
INDEBTEDNESS:
Total loans outstanding (in 000's).....     $  98,906      $ 98,966     $  98,441      $ 98,198      $  88,595     $ 89,511
Asset coverage per $1,000 of
   indebtedness (c)....................     $   3,791      $  3,695     $   4,246      $  3,999      $   4,492     $  4,217

-----------------------
(a) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value ("NAV") per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(b)   Annualized.

(c) Calculated by subtracting the Fund's total liabilities (not including the loans outstanding) from the Fund's total assets, and dividing by the outstanding loan balance in 000's.


                   See Notes to Financial Statements                     Page 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on September 2, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAM on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund pursues these objectives by investing its Managed Assets in the world bond markets through a diversified portfolio of investment grade and below-investment grade government and corporate debt securities. "Managed Assets" means the total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings, if any. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

     Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

        1) benchmark yields;
        2) reported trades;
        3) broker/dealer quotes;
        4) issuer spreads;
        5) benchmark securities;
        6) bids and offers; and
        7) reference data including market research publications.

     Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

     Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

     Securities traded in an over-the counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

     Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2014 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

        1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;
        2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
        3)  the type, size and cost of security;
        4) the financial statements of the issuer, or the financial condition of the country of issue;
        5) the credit quality and cash flow of the issuer, or country of issue, based on the Sub-Advisor's or external analysis;
        6) the information as to any transactions in or offers for the security;
        7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
        8)  the coupon payments;
        9) the quality, value and salability of collateral, if any, securing the security;
       10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
       11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);
       12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
       13)  other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                  o     Quoted prices for similar investments in active markets.
                  o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
                  o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
                  o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded by using the effective interest method.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At June 30, 2014, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2014 (UNAUDITED)


C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Assets and Liabilities. The change in unrealized appreciation (depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Operations.When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the six months ended June 30, 2014, the amount of notional values of forward foreign currency contracts opened and closed were $423,539,664 and $482,842,816, respectively.

D. OFFSETTING ON THE STATEMENT OF ASSETS AND LIABILITIES:

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. In addition, Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifies exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

At June 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

                                                                                                 Gross Amounts
                                                                                               not Offset in the
                                                                                                 Statement of
                                                                        Net Amounts of      Assets and Liabilities
                                                  Gross Amounts        Assets Presented     -----------------------
                           Gross Amounts of       Offset in the        in the Statement                  Collateral
                              Recognized       Statement of Assets       of Assets and       Financial    Amounts
                                Assets           and Liabilities          Liabilities       Instruments   Received   Net Amount
                           -----------------   -------------------   ---------------------  -----------  ----------  -----------
Forward Foreign
   Currency Contracts*         $ 192,269              $ --                 $ 192,269        $  (192,269)    $ --        $ --

                                                                                                 Gross Amounts
                                                                                               not Offset in the
                                                                                                 Statement of
                                                                        Net Amounts of      Assets and Liabilities
                                                  Gross Amounts      Liabilities Presented  -----------------------
                           Gross Amounts of       Offset in the        in the Statement                  Collateral
                              Recognized       Statement of Assets       of Assets and       Financial    Amounts
                              Liabilities        and Liabilities          Liabilities       Instruments   Pledged    Net Amount
                           -----------------   -------------------   ---------------------  -----------  ----------  -----------
Forward Foreign
   Currency Contracts*         $ (1,271,753)          $ --                 $ (1,271,753)    $   192,269     $ --     $(1,079,484)

* The respective counterparties for each contract are disclosed in the Schedule of Forward Foreign Currency Contracts.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2014 (UNAUDITED)


E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage, if any. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended December 31, 2013, was as follows:

Distributions paid from:
Ordinary income.................................   $    18,786,928
Capital gain....................................         2,263,326
Return of capital...............................         6,105,269

As of December 31, 2013, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income...................   $            --
Undistributed capital gains.....................                --
                                                   ---------------
Total undistributed earnings....................                --
Accumulated capital and other losses............                --
Net unrealized appreciation (depreciation)......       (12,001,608)
                                                   ---------------
Total accumulated earnings (losses).............       (12,001,608)
Other...........................................            (2,264)
Paid-in capital.................................       278,686,254
                                                   ---------------
Net assets......................................   $   266,682,382
                                                   ===============

G. INCOME AND OTHER TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in "Net change in unrealized appreciation (depreciation)" on the Statement of Operations. The capital gains tax paid on securities sold is included in "Other" expenses on the Statement of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2014 (UNAUDITED)


Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in tax years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2013, the Fund had no pre- or post-enactment capital loss carryforwards outstanding for federal income tax purposes.

During the year ended December 31, 2013, the Fund utilized pre-enactment capital loss carryforward in the amount of $2,142,594.

The Fund is subject to certain limitations under the U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2010, 2011, 2012 and 2013 remain open to federal and state audit. As of June 30, 2014, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

H. EXPENSES:

The Fund will pay all expenses directly related to its operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust Advisors L.P. ("First Trust"), the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor") serves as the Fund's Sub-Advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid by First Trust out of its investment advisory fee.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's Custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any Sub-Advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2014, were $113,028,473 and $124,312,975, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2014 (UNAUDITED)


                          5. DERIVATIVES TRANSACTIONS

The following table presents the type of derivative held by the Fund at June 30, 2014, the primary underlying risk exposure and location of these instruments as presented on the Statement of Assets and Liabilities.

                                              ASSET DERIVATIVES                      LIABILITY DERIVATIVES
                                    --------------------------------------   -------------------------------------
DERIVATIVE          RISK              STATEMENT OF ASSETS                      STATEMENT OF ASSETS
INSTRUMENT          EXPOSURE        AND LIABILITIES LOCATION   FAIR VALUE    AND LIABILITIES LOCATION   FAIR VALUE
------------------  -------------   ------------------------   -----------   ------------------------   ----------
                                    Unrealized appreciation                  Unrealized depreciation
Forward foreign     Currency        on forward foreign                       on forward foreign
currency contracts  Risk            currency contracts         $192,269      currency contracts         $1,271,753


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2014, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

STATEMENT OF OPERATIONS LOCATION
--------------------------------------------------------------------------------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts                              $ (5,426,604)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts    (2,612,595)


                                 6. BORROWINGS

The Fund has entered into a credit agreement with The Bank of Nova Scotia, which provides for a revolving credit facility to be used as leverage for the Fund. The revolving credit facility provides for a secured line of credit for the Fund where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the facility is up to $120,000,000. As of June 30, 2014, the Fund had three loans outstanding under the revolving credit facility totaling $98,905,655. The three loans, which are all LIBOR loans, bear interest based on the adjusted LIBOR rate and are in the amounts of $60,000,000, $26,000,000 and $12,905,655 (the U.S. Dollar equivalent of a (euro)9,425,000 loan). For the six months ended June 30, 2014, the average amount outstanding was $98,921,930. The high and low annual interest rates during the six months ended June 30, 2014 were 1.22% and 1.05%, respectively, and the weighted average interest rate was 1.07%. The weighted average interest rate at June 30, 2014 was 1.11%. The interest rate under the credit facility is equal to the 1-month LIBOR plus 0.85%. The Fund pays a commitment fee of 0.10% on any day that the loan balances exceed 50% of the total commitment and 0.15% at all other times, which is included in "Interest and fees on outstanding loans" on the Statement of Operations. The revolving credit facility is scheduled to expire on December 31, 2014, but can be renewed annually.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On July 21, 2014, the Fund declared a dividend of $0.11 per share to Common Shareholders of record on August 5, 2014, payable August 15, 2014.

On August 20, 2014, the Fund declared a dividend of $0.11 per share to Common Shareholders of record on September 4, 2014, payable September 15, 2014.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2014 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at ttp://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

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ADDITIONAL INFORMATION (CONTINUED)
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           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2014 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Dividend and Income Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund and First Trust Intermediate Duration Preferred & Income Fund was held on April 23, 2014 (the "Annual Meeting"). At the Anunual Meeting, Robert F. Keith was elected by the Common Shareholders of the First Trust/Aberdeen Global Opportunity Income Fund as a Class I Trustee for a three-year term expiring at the Fund's annual meeting of shareholders in 2017. The number of votes cast for Mr. Keith was 14,327,622, the number of votes against was 426,857 and the number of broker non-votes was 2,655,724. James A. Bowen, Richard E. Erickson, Thomas
R. Kadlec and Niel B. Nielson are the other current and continuing Trustees.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

Board Considerations Regarding Continuation of Investment Management and Sub-Advisory Agreements

The Board of Trustees of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Aberdeen Asset Management Inc. (the "Sub-Advisor"), at a meeting held on June 8-9, 2014. The Board of Trustees determined that the continuation of the Agreements is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged by investment advisors and sub-advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund.

In reviewing the Agreements, the Board considered the nature, extent and quality of services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered the Advisor's statements regarding the incremental benefits associated with the Fund's advisor/Sub-Advisor management structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund and reviewed the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objectives and policies. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team. At the meeting, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor manages the Fund's investments. In light of the information presented and

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ADDITIONAL INFORMATION (CONTINUED)
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           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2014 (UNAUDITED)


the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objectives and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, noting that the Advisor provides services to one other closed end fund sub advised by the Sub-Advisor and certain separately managed accounts that may have investment objectives and policies similar to the Fund's. The Board noted that the Advisor charges the same advisory fee rate to the Fund and the other closed end fund sub advised by the Sub-Advisor and a lower advisory fee rate to the separately managed accounts. The Board noted the Advisor's statement that the nature of the services provided to the separately managed accounts is not comparable to those provided to the Fund. The Board considered the sub-advisory fee and how it relates to the Fund's overall advisory fee structure and noted that the sub-advisory fee is paid by the Advisor from its advisory fee. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients, noting that the Sub-Advisor does not manage any other funds directly comparable to the Fund, but that the sub-advisory fee rate is the same as that received from the Advisor for the other closed-end fund for which it serves as sub-advisor, and is generally lower than or equal to the fees the Sub-Advisor charges to the other North American closed-end fixed-income funds and a separate account with a global bond mandate that it manages. In addition, the Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the advisory fees and expense ratios of the Fund as compared to the advisory fees and expense ratios of an expense peer group selected by Lipper and similar data from the Advisor for a separate peer group selected by the Advisor. The Board noted that the Lipper and Advisor peer groups did not include any overlapping peer funds. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) the Fund is unique in its composition, which makes assembling peers with similar strategies and asset mix difficult; (ii) peer funds may use different amounts and types of leverage which have different costs associated with them or may use no leverage;
(iii) some peer funds do not employ an advisor/Sub-Advisor management structure;
(iv) some of the peer funds are larger than the Fund, which causes the Fund's fixed expenses to be higher on a percentage basis as compared to the larger peer funds; and (v) peer funds may have fewer investments in foreign assets as compared to the Fund, which typically have higher custody costs. The Board took these limitations into account in considering the peer data. In reviewing the peer data, the Board noted that the Fund's contractual advisory fee was below the median of the Lipper peer group.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance and portfolio risk on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing the Fund's performance to a performance peer universe selected by Lipper and to a blended benchmark. In reviewing the Fund's performance as compared to the performance of the Lipper performance peer universe, the Board took into account the limitations described above with respect to creating a relevant peer group for the Fund. The Board also considered the Fund's dividend yield as of March 31, 2014 and information provided by the Advisor on the impact of leverage on the Fund's returns. In addition, the Board compared the Fund's premium/discount to the average and median premium/discount over the past eight quarters of the Advisor peer group over the same period and considered factors that may impact a fund's premium/discount.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board determined that due to the Fund's closed-end structure, the potential for realization of economies of scale as Fund assets grow was not a material factor to be considered. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the twelve months ended December 31, 2013, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's estimated profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund, including the Advisor's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement.

The Board considered the Sub-Advisor's representation that because it manages the Fund in a similar fashion to other accounts it is able to achieve economies of scale through relationships with brokers, administrative systems and other operational efficiencies and that while it expects operating costs in general to continue to rise, it continues to expect to experience the benefits of economies of scale. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board also considered data provided by the Sub-Advisor as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board noted the inherent limitations in the profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, although the profitability of the Sub-Advisory Agreement appeared to be not excessive in light of the services provided

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2014 (UNAUDITED)


to the Fund. The Board considered fall-out benefits realized by the Sub-Advisor from its relationship with the Fund, and noted that while the Sub-Advisor may enter into soft-dollar arrangements, the Fund invests mainly in fixed-income securities, and there were no credits generated by the Fund from any commission sharing arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which include a global bond portfolio of investment grade and below-investment grade government and corporate debt securities. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

NON-INVESTMENT GRADE SECURITIES RISK: The Fund may invest up to 60% of its Managed Assets in non-investment grade securities. Noninvestment grade securities are rated below "Baa3" by Moody's Investors Service, Inc., below "BBB-" by Standard & Poor's, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high-yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

EMERGING MARKETS RISK: The Fund may invest in fixed-income securities of issuers located in countries considered to be emerging markets. Investments in such securities are considered speculative. In addition to the general risks of investing in non-U.S. securities, heightened risks of investing in emerging markets securities include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. The risks associated with investing in emerging market securities also include: greater political uncertainties, dependence on international trade or development assistance, overburdened infrastructures and environmental problems.

FIXED-INCOME SECURITIES RISK: Debt securities, including high yield securities, are subject to certain risks, including: (i) issuer risk, which is the risk that the value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services; (ii) reinvestment risk, which is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate;
(iii) prepayment risk, which is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities; and (iv) credit risk, which is the risk that a security in the Fund's portfolio will decline in price or the issuer fails to make interest payments when due because the issuer of the security experiences a decline in its financial status.

INTEREST RATE RISK: The Fund's portfolio is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

NON-U.S. ISSUER RISK: Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           JUNE 30, 2014 (UNAUDITED)


such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in non-U.S. securities.

EUROPE RISK: The Fund invests in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In addition, the continued implementation of the EU provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the region and their effect on securities issued by European companies impossible to predict. The European sovereign debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the European region as a whole.

CURRENCY RISK: The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares with respect to payment of dividends or upon liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or purchase Common Shares.

GOVERNMENT SECURITIES RISK: The ability of a government issuer, especially in an emerging market country, to make timely and complete payments on its debt obligations will be strongly influenced by the government issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations of interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than U.S. dollars, its ability to make debt payments denominated in U.S. dollars could be adversely affected. If a government issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multinational organizations. There are no bankruptcy proceedings similar to those in the United States by which defaulted government debt may be collected. Additional factors that may influence a government issuer's ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and the issuer's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies to which a government debtor may be subject.

NON-U.S. GOVERNMENT SECURITIES RISK: Economies and social and political climates in individual countries may differ unfavorably from the United States. Non-U.S. economies may have less favorable rates of growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced extremely high rates of inflation for many years. Unanticipated economic, political and social developments may also affect the values of the Fund's investments and limit the availability of additional investments in such countries. Furthermore, such developments may significantly disrupt the financial markets or interfere with the Fund's ability to enforce its rights against non-U.S. government issuers. Investments in debt instruments of issuers located in emerging market countries are considered speculative. Heightened risks of investing in emerging markets government debt include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)    Not applicable.

(b) Esther Chan is no longer a Portfolio Manager of Emerging Market Debt for the Registrant. James Athey was added as Investment Manager of Global Macro. The rest of the portfolio managers remain the same.

(b)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

JAMES ATHEY is an Investment Manager on the Global Macro Team. James joined Aberdeen in 2001 through the Graduate Recruitment Program.

(b)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

       OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER


INFORMATION PROVIDED AS OF JUNE 30, 2014
(assets in millions).

                                                                                           # of Accounts
                                                                                           -------------
                                                                                            Managed for   Total Assets
                                                                                           ------------   ------------
                                                                    Total                      which        for which
                                                                    -----                     ------       ----------
   Name of Portfolio Manager                                         # of                  Advisory Fee   Advisory Fee
   --------------------------                                       -----                  -------------  ------------
        or Team Member                                             Accounts     Total       is Based on    is Based on
        --------------                                            ----------    ------     ------------    -----------
                                     Type of Accounts***           Managed      Assets      Performance    Performance
                                     -------------------           -------      ------      -----------    -----------
   1.  James Athey            Registered Investment Companies:        8        $369.96           0             $0
                              Other Pooled Investment Vehicles:      103      $28,498.65         0             $0
                              Other Accounts:                        226      $63,444.80         2           $327.04

POTENTIAL CONFLICTS OF INTERESTS

AS OF JUNE 30, 2014

In accordance with legal requirements in the various jurisdictions in which they operate, and their own Conflicts of Interest policies, all subsidiaries of Aberdeen Asset Management PLC, (together Aberdeen), have in place arrangements to identify and manage Conflicts of Interest that may arise between them and their clients or between their different clients. Where Aberdeen does not consider that these arrangements are sufficient to manage a particular conflict, it will inform the relevant client(s) of the nature of the conflict so that the client(s) may decide how to proceed.

The portfolio managers' management of "other accounts", including (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts that may pay advisory fees that are based on account performance ("performance-based fees"), may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, Aberdeen believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such performance-based fees may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for a Fund also may be appropriate for other investment accounts managed by Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of Aberdeen that the benefits from the Aberdeen organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. Aberdeen has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

(b)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

INFORMATION PROVIDED AS OF JUNE 30, 2014

Aberdeen Asset Management PLC's ("Aberdeen") remuneration policies are designed to support its business strategy, as a leading international asset manager. The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for its clients and shareholders. Aberdeen operates in a highly competitive international employment market, and aims to maintain its strong track record of success in developing and retaining talent.

Aberdeen's policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme. The aggregate value of awards in any year is dependent on the group's overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards which are payable to all members of staff are determined by a rigorous assessment of achievement against defined objectives.

A long-term incentive plan for key staff and senior employees comprises of a mixture of cash and deferred shares in Aberdeen PLC or select Aberdeen funds (where applicable). Overall compensation packages are designed to be competitive relative to the investment management industry.

Base Salary

Aberdeen's policy is to pay a fair salary commensurate with the individual's role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies. Any increase is to reflect inflation and is applied in a manner consistent with other Aberdeen employees; any other increases must be justified by reference to promotion or changes in responsibilities.

Annual Bonus

Aberdeen's policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme. The Remuneration Committee of Aberdeen determines the key performance indicators that will be applied in considering the overall size of the bonus pool. In line with practice amongst other asset management companies, individual bonuses are not subject to an absolute cap. However, the aggregate size of the bonus pool is dependent on the group's overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards are determined by a rigorous assessment of achievement against defined objectives, and are reviewed and approved by the Remuneration Committee.

Aberdeen has a deferral policy which is intended to assist in the retention of talent and to create additional alignment of executives' interests with Aberdeen's sustained performance and, in respect of the deferral into funds, managed by Aberdeen, to align the interest of asset managers with our clients.

Staff performance is reviewed formally at least once a year. The review process evaluates the various aspects that the individual has contributed to the Aberdeen, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.

In the calculation of a portfolio management team's bonus, the Aberdeen takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations. To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year - January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager's discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts they manage.

Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team's and individual's performance is considered and evaluated.

Although performance is not a substantial portion of a portfolio manager's compensation, the Aberdeen also recognizes that fund performance can often be driven by factors outside one's control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and 'hot' themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen's dynamic compliance monitoring system.

(b)(4) DISCLOSURE OF SECURITIES OWNERSHIP

THE INFORMATION BELOW IS AS OF JUNE 30, 2014

              Name of Portfolio Manager        Dollar ($) Range of
              -------------------------        -------------------
                         or                        Fund Shares
                         --                        -----------
                     Team Member               Beneficially Owned
                     -----------               ------------------
                     James Athey                       $0


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  First Trust/Aberdeen Global Opportunity Income Fund
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2014
     ------------------

* Print the name and title of each signing officer under his or her signature.